Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 2,329	$ 4,304
Marketable securities	719	787
Receivables and prepaids	87	100
Promissory note receivable	59	0
Total Current Assets	3,194	5,191
NON-CURRENT ASSETS
Mineral property interests	14,237	14,465
Equipment	80	107
Total Non-Current Assets	14,317	14,572
Total Assets	17,511	19,763
CURRENT LIABILITIES
Accounts payable and accrued liabilities	262	158
Flow through premium liability	0	54
Deferred royalty liability, current	35	35
Total Current Liabilities	297	247
LONG TERM LIABILITIES
Deferred royalty liability, long term	130	136
Total Liabilities	427	383
SHAREHOLDERS' EQUITY
Share capital	66,305	66,328
Reserve for share-based payments	734	1,101
Accumulated other comprehensive loss	(3,253)	(1,995)
Deficit	(46,702)	(46,054)
Total Shareholders' Equity	17,084	19,380
Total Liabilities and Shareholders' Equity	$ 17,511	$ 19,763